iShares
®
Currency Hedged MSCI Eurozone ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  100 .0%
iShares MSCI Eurozone ETF ................. 7,861,460 $ 540,711,219
a
Total Long-Term Investments — 100.0%
(Cost: $ 430,123,180 ) ................................ 540,711,219
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(a) (b)
............................ 286,296 286,296
a
Total Short-Term Securities — 0.1%
(Cost: $ 286,296 ) ................................... 286,296
Total Investments — 100.1%
(Cost: $ 430,409,476 ) ................................ 540,997,515
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (750,380)
Net Assets — 100.0% ................................. $ 540,247,135
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ 37,474,940  $ —  $ (37,475,003)
(b)
$ 1,707  $ (1,644) $ —  —  $ 8,762
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 370,000  —  (83,704)
(b)
—  —  286,296  286,296  17,144  —
iShares MSCI
Eurozone ETF .. 725,375,201  93,078,260  (363,196,737) 75,827,535  9,626,960  540,711,219  7,861,460  5,986,868  —
$ —  $ 75,829,242  $ 9,625,316
$ 540,997,515
$ 6,012,774  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 430,298,345 USD 501,146,968 BNP Paribas SA 06/02/26 $ 752,917
USD 544,596,362 EUR 464,597,345 Barclays Bank PLC 06/02/26 2,690,132
USD 27,903,812 EUR 23,756,000 BNP Paribas SA 06/02/26 194,819
USD 282,258 EUR 240,000 UBS AG 06/02/26 2,322
USD 36,016,028 EUR 30,823,000 BNP Paribas SA 07/02/26 16,977
3,657,167
EUR 53,312,000 USD 62,452,658 BNP Paribas SA 06/02/26 (269,555)

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Currency Hedged MSCI Eurozone ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 4,691,000 USD 5,510,002 JPMorgan Chase Bank N.A. 06/02/26 $ (38,421)
EUR 292,000 USD 343,649 UBS AG 06/02/26 (3,061)
EUR 2,845,000 USD 3,323,589 UBS AG 07/02/26 (833)
USD 501,804,248 EUR 430,298,345 BNP Paribas SA 07/02/26 (753,333)
(1,065,203)
$ 2,591,964
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 540,711,219  $ —  $ —  $ 540,711,219
Short-Term Securities
Money Market Funds ...................................... 286,296  —  —  286,296
$ 540,997,515  $ —  $ —  $ 540,997,515
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................ $ —  $ 3,657,167  $ —  $ 3,657,167
Liabilities
Foreign Currency Exchange Contracts ............................ —  (1,065,203) —  (1,065,203)
$ —  $ 2,591,964  $ —  $ 2,591,964
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR Euro
USD United States Dollar